Short-term loan (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Maximum borrowing capacity	¥ 127,773	¥ 17,342
Short-term bank borrowings	¥ 1,115,721	¥ 1,016,071	$ 157,146
Revolving Credit Facility
Term of the debt	1 year	1 year
Maximum borrowing capacity	¥ 3,715,846	¥ 3,329,012
Short-term bank borrowings	1,115,721	1,016,071
Line of Credit Facility, Current Borrowing Capacity	107,196	8,664
Debt Instrument, Unused Borrowing Capacity, Amount	2,309,684	1,903,404
Letters Of Guarantee
Credit facilities used to issue letter of guarantee	183,245	400,873
Notes Payable
Maximum borrowing capacity	¥ 506,629	¥ 487,837